Lease (Tables)	9 Months Ended
Sep. 30, 2025
Lease [Abstract]
Schedule of quantitative information about right-of-use assets
Changes in right-of-use assets and lease liabilities for the nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(940)	—
Acquired from business combination	1,163	1,232
Interest expense relating to lease liabilities	—	197
Payments of lease liabilities	—	(1,046)
Translation differences	151	167
Balance at September 30, 2025	$4,682	$5,223

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Acquisitions	1,069	891
Depreciation	(1,610)	—
Reassessment	(2,067)	(2,125)
Interest expense relating to lease liabilities	—	311
Payments of lease liabilities	—	(1,766)
Translation differences	184	(218)
Balance at September 30, 2024	$4,647	$4,670

Schedule of quantitative information about lease liabilities
Changes in right-of-use assets and lease liabilities for the nine months ended September 30, 2025 and 2024 are as follows (in thousands):

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2025	$4,308	$4,673
Depreciation	(940)	—
Acquired from business combination	1,163	1,232
Interest expense relating to lease liabilities	—	197
Payments of lease liabilities	—	(1,046)
Translation differences	151	167
Balance at September 30, 2025	$4,682	$5,223

	Right-of-use assets	Lease liabilities
	Office
Balance at January 1, 2024	$7,071	$7,577
Acquisitions	1,069	891
Depreciation	(1,610)	—
Reassessment	(2,067)	(2,125)
Interest expense relating to lease liabilities	—	311
Payments of lease liabilities	—	(1,766)
Translation differences	184	(218)
Balance at September 30, 2024	$4,647	$4,670